Note 4 - Related Party Transactions (Details Textual)		3 Months Ended		6 Months Ended
	Jan. 01, 2018	Mar. 31, 2021	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Nov. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)
Service Management Costs Daily Fee Related Party | €					€ 685		€ 685
Related Party Agreement Term (Year)	5 years
Related Party Transaction Discount Percentage	5.00%
Due to Related Parties, Total				$ 747,680				$ 24,072
Interest and Other Financing Costs, Related Party				50,000		$ 199,452
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction				2,642,368		2,148,221
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction						1,000,000
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage		1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage		1.25%
Related Party Transaction, Expenses from Transactions with Related Party				338,985		378,330
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party				$ 42,998		57,820
Related Party Transaction Commission on Premium, Maximum, Percentage				5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party				$ 65,997		113,640
Related Party Transaction Amounts of Transaction Per Crew Member Per Month				50
Colby Trading Ltd [Member] | First Debt Agreement [Member]
Due to Related Parties, Total										$ 2,500,000
Repayments of Long-term Debt, Total			$ 625,000
Colby Trading Ltd [Member] | Second Debt Agreement [Member]
Due to Related Parties, Total									$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage									8.00%
Colby Trading Ltd [Member] | First and Second Debt Agreement [Member]
Interest and Other Financing Costs, Related Party				$ 50,000		$ 199,452